Disclosures on Financial Instruments - Summary of Carrying Amounts and Fair Value of Each Category of Financial Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Financial assets
Cash and cash equivalents	₨ 147,167.5	$ 2,258.0	₨ 139,867.6	$ 2,146.0	₨ 171,536.1	₨ 197,430.9
Short-term deposits	193,615.7	2,970.7	218,927.6
Finance receivables	238,989.7	3,666.9	175,632.5
Trade receivables	198,933.0	3,052.3	140,755.5
Unquoted equity investments	2,036.9	31.3	3,823.1		₨ 3,900.0
Unquoted equity investments, at fair value	4,076.1	62.5
Other investments	148,101.0	2,272.4	153,456.6
Other financial assets:
- current	58,443.6	896.7	24,647.5
- non-current	50,592.8	776.3	36,647.7
Financial assets not measured at fair value	1,041,956.3	15,987.1	893,758.1
Financial liabilities
Accounts payable	804,601.6	12,345.2	610,201.4
Acceptances	49,013.4	752.0	48,342.4
Short-term debt (excluding current portion of long-term debt)	167,948.5	2,576.9	138,599.4
Long-term debt (including current portion of long-term debt)	720,758.3	11,058.8	646,571.8
Other financial liabilities:
- current	119,118.6	1,827.7	182,202.0
- non-current	27,887.4	427.9	114,664.3
Financial liabilities not measured at fair value	1,889,327.8	28,988.5	1,740,581.3
Measured at fair value [Member]
Financial assets
Cash and cash equivalents	147,167.5	2,258.0	139,867.6
Short-term deposits	193,615.7	2,970.7	218,927.6
Finance receivables	238,235.9	3,655.3	175,290.4
Trade receivables	198,933.0	3,052.3	140,755.5
Unquoted equity investments, at fair value	4,076.1	62.5
Other investments	148,101.0	2,272.4	153,456.6
Other financial assets:
- current	58,443.6	896.7	24,647.5
- non-current	50,592.8	776.3	36,647.7
Financial assets not measured at fair value	1,039,165.6	15,944.2	889,592.9
Financial liabilities
Accounts payable	804,601.6	12,345.2	610,201.4
Acceptances	49,013.4	752.0	48,342.4
Short-term debt (excluding current portion of long-term debt)	167,948.5	2,576.9	138,599.4
Long-term debt (including current portion of long-term debt)	727,920.3	11,168.8	662,442.1
Other financial liabilities:
- current	119,118.6	1,827.7	182,202.0
- non-current	27,887.4	427.9	114,664.3
Financial liabilities not measured at fair value	1,896,489.8	$ 29,098.5	1,756,451.6
Derivatives other than in hedging relationship [Member]
Other financial assets:
- current	13,931.8		4,272.3
- non-current	11,880.7		11,165.1
Financial assets not measured at fair value	25,812.5		15,437.4
Other financial liabilities:
- current	8,090.1		19,826.1
- non-current	1,395.1		1,009.1
Financial liabilities not measured at fair value	9,485.2		20,835.2
Derivatives in hedging relationship [Member]
Other financial assets:
- current	10,829.5		10,829.5
- non-current	16,588.3		16,588.3
Financial assets not measured at fair value	27,417.8		27,417.8
Other financial liabilities:
- current	53,986.5		122,753.4
- non-current	23,106.9		111,586.6
Financial liabilities not measured at fair value	77,093.4		234,340.0
Financial liabilities other [Member]
Financial liabilities
Accounts payable	804,601.6		610,201.4
Acceptances	49,013.4		48,342.4
Short-term debt (excluding current portion of long-term debt)	167,948.5		138,599.4
Long-term debt (including current portion of long-term debt)	720,758.3		646,571.8
Other financial liabilities:
- current	57,042.0		39,622.5
- non-current	3,385.4		2,068.6
Financial liabilities not measured at fair value	1,802,749.2		1,485,406.1
Cash and loans and receivable [Member]
Financial assets
Cash and cash equivalents	147,167.5		139,867.6
Short-term deposits	193,615.7		218,927.6
Finance receivables	238,989.7		175,632.5
Trade receivables	198,933.0		140,755.5
Other investments	1,094.0		191.3
Other financial assets:
- current	33,682.3		9,545.7
- non-current	22,123.8		8,894.3
Financial assets not measured at fair value	835,606.0		693,814.5
Available-for-sale financial assets [Member]
Financial assets
Unquoted equity investments	2,036.9		3,823.1
Unquoted equity investments, at fair value	4,076.1
Other investments	147,007.0		153,265.3
Other financial assets:
Financial assets not measured at fair value	₨ 153,120.0		₨ 157,088.4